Investments Accounted for Using the Equity Method (Summarized Statements of Comprehensive Income for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenue	¥ 82,443,156	¥ 89,198,492	¥ 74,623,575
Other comprehensive income	177,748	141,798	(11,512)
Total comprehensive income for the year	(2,664,552)	2,218,404	644,886
Shanghai Secco [member]
Disclosure of associates [line items]
Revenue	24,096,829	29,723,223	21,626,059
Post-tax (loss)/profit from continuing operations	(1,947,579)	3,125,904	2,412,802
Other comprehensive income	0	0	0
Total comprehensive income for the year	(1,947,579)	3,125,904	2,412,802
Dividend received from the associate	554,438	634,341	473,600
Chemical Industry [member]
Disclosure of associates [line items]
Revenue	1,806,888	1,709,110	1,683,096
Post-tax (loss)/profit from continuing operations	441,369	396,761	404,117
Other comprehensive income	(62,130)	43,488	(30,089)
Total comprehensive income for the year	379,239	440,249	374,028
Dividend received from the associate	55,477	52,225	32,522
Jinsen [member]
Disclosure of associates [line items]
Revenue	119,098	165,499	187,580
Post-tax (loss)/profit from continuing operations	(29,188)	(16,657)	(8,232)
Other comprehensive income	0	0	0
Total comprehensive income for the year	(29,188)	(16,657)	(8,232)
Dividend received from the associate	0	0	0
Azbil [member]
Disclosure of associates [line items]
Revenue	384,655	427,378	340,905
Post-tax (loss)/profit from continuing operations	46,894	61,711	48,264
Other comprehensive income	0	0	0
Total comprehensive income for the year	46,894	61,711	48,264
Dividend received from the associate	24,000	19,200	9,200
Shidian Energy [member]
Disclosure of associates [line items]
Revenue	508,704	489,490	472,640
Post-tax (loss)/profit from continuing operations	28,065	33,269	36,696
Other comprehensive income	0	0	0
Total comprehensive income for the year	28,065	33,269	36,696
Dividend received from the associate	¥ 24,000	¥ 0	¥ 0